Right-of-use assets and lease liabilities (Details) - Schedule of right-of-use assets and lease liabilities - CHF (SFr)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Right-of-use assets and lease liabilities (Details) - Schedule of right-of-use assets and lease liabilities [Line Items]
Cost Beginning	SFr 594,436
Accumulated depreciation Beginning	(29,722)
Net Book Value Beginning	445,827	564,714
Net Book Value Ending		445,827
Additions		594,436
Disposals
Cost Ending	594,436	594,436
Charge for the year	(118,887)	(29,722)
Accumulated depreciation Ending	(148,609)	(29,722)
Office Building [Member]
Right-of-use assets and lease liabilities (Details) - Schedule of right-of-use assets and lease liabilities [Line Items]
Cost Beginning	594,436
Accumulated depreciation Beginning	(29,722)
Net Book Value Beginning	445,827	564,714
Net Book Value Ending		445,827
Additions		594,436
Disposals
Cost Ending	594,436	594,436
Charge for the year	(118,887)	(29,722)
Accumulated depreciation Ending	SFr (148,609)	SFr (29,722)